Federated Hermes Kaufmann Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—82.8%
		Communication Services—1.1%
150,000	[1]	Take-Two Interactive Software, Inc.	$ 19,909,500
1,000,000	[1]	ZoomInfo Technologies, Inc.	37,890,000
		TOTAL	57,799,500
		Consumer Discretionary—6.2%
250,000	[1]	Airbnb, Inc.	27,745,000
100,000	[1]	Alibaba Group Holding Ltd., ADR	8,937,000
400,000	[1]	Amazon.com, Inc.	53,980,000
15,850	[1]	Chipotle Mexican Grill, Inc.	24,792,887
150,000		Choice Hotels International, Inc.	18,130,500
50,000	[1]	Etsy, Inc.	5,186,000
280,000	[1]	Floor & Decor Holdings, Inc.	22,559,600
25,000		Home Depot, Inc.	7,523,500
50,000	[1]	Las Vegas Sands Corp.	1,884,500
57,500	[1]	Lululemon Athletica, Inc.	17,854,325
10,000	[1]	Mercadolibre, Inc.	8,137,100
240,000		Moncler SPA	12,045,159
19,800,000		NagaCorp Ltd.	18,509,523
370,000	[1]	Planet Fitness, Inc.	29,159,700
1,350,000	[1,2]	Sportradar Group AG	12,973,500
10,000		Vail Resorts, Inc.	2,371,300
446,684		Wingstop, Inc.	56,362,587
192,000	[1]	YETI Holdings, Inc.	9,747,840
		TOTAL	337,900,021
		Consumer Staples—1.8%
30,300		Costco Wholesale Corp.	16,401,390
38,000		Estee Lauder Cos., Inc., Class A	10,377,800
550,000		Philip Morris International, Inc.	53,432,500
905,000	[1]	The Duckhorn Portfolio, Inc.	16,597,700
		TOTAL	96,809,390
		Energy—4.3%
450,500		Cheniere Energy, Inc.	67,385,790
2,343,000	[2]	New Fortress Energy, Inc.	114,736,710
222,500		Pioneer Natural Resources, Inc.	52,721,375
		TOTAL	234,843,875
		Financials—9.1%
1,200,000		Apollo Global Management, Inc.	68,520,000
81,350		BlackRock, Inc.	54,437,793
9,725,000	[1]	Blue Owl Capital, Inc.	110,962,250
1	[1,3,4]	FA Private Equity Fund IV LP	342,495
2,102,000		FinecoBank Banca Fineco SPA	26,250,333
500,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	4,935,000
699,000		Hamilton Lane, Inc.	52,823,430
1,200,000		KKR & Co., Inc., Class Common	66,552,000
9,300	[1]	Markel Corp.	12,063,402
80,000		MSCI, Inc., Class A	38,507,200
150,000		S&P Global, Inc.	56,539,500
		TOTAL	491,933,403
		Health Care—36.7%
155,800		Abbott Laboratories	16,957,272

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,380,000	[1,2]	Akouos, Inc.	$ 4,457,400
1,324,024	[1]	Albireo Pharma, Inc.	27,526,459
2,225,000	[1]	Alector, Inc.	22,739,500
1,135,000	[1]	Amphastar Pharmaceuticals, Inc.	42,437,650
1,080,000	[1,2]	AnaptysBio, Inc.	22,615,200
2,000,000	[1,2]	Annexon, Inc.	10,020,000
1	[3,4]	Apollo Investment Fund V	84,365
1,971,300	[1,2]	Arcturus Therapeutics Holdings, Inc.	34,596,315
760,000	[1]	Argenx SE	277,483,956
2,265,000	[1]	aTyr Pharma, Inc.	7,950,150
1,125,000	[1]	Avidity Biosciences LLC	18,326,250
500,000	[1]	Catalent, Inc.	56,550,000
250,000	[1,2]	Century Therapeutics, Inc.	2,642,500
267,745	[1]	Century Therapeutics, Inc.	2,830,065
1,903,967	[3]	CeQur SA	10,216,913
314,099	[1]	Cerevel Therapeutics Holdings	8,257,663
691,714	[1,2]	ContraFect Corp.	220,380
5,100,000	[1]	Corcept Therapeutics, Inc.	146,166,000
232,000	[1,2]	CRISPR Therapeutics AG	17,400,000
490,000		Danaher Corp.	142,820,300
1,084,800	[1]	Dexcom, Inc.	89,040,384
7,869,131	[1,2]	Dynavax Technologies Corp.	113,158,104
238,100	[1]	Edwards Lifesciences Corp.	23,938,574
121,800	[1,2]	Fate Therapeutics, Inc.	3,718,554
500,000	[1]	Fusion Pharmaceuticals, Inc.	1,170,000
255,181	[1]	Galapagos N.V.	12,971,007
1,500,000	[1,2]	Gamida Cell Ltd.	2,505,000
125,700	[1]	Genmab A/S	44,757,777
502,834	[1,2]	Genmab A/S, ADR	17,910,947
1,000,000	[1,2]	Gossamer Bio, Inc.	11,230,000
679,512	[1,2]	Gracell Biotechnologies, Inc., ADR	2,398,677
320,970	[1,2]	Graphite Bio, Inc.	1,011,055
25,000	[1]	Guardant Health, Inc.	1,254,250
880,800	[1,2]	IDEAYA Biosciences, Inc.	13,141,536
39,300	[1]	IDEXX Laboratories, Inc.	15,687,774
94,700	[1]	Illumina, Inc.	20,519,596
400,000	[1,4]	Immatics N.V.	4,440,000
218,500	[1]	Insulet Corp.	54,144,300
420,000	[1]	Intellia Therapeutics, Inc.	27,199,200
59,000	[1]	Intuitive Surgical, Inc.	13,580,030
164,133	[1]	Laronde, Inc.	3,559,241
1	[1,3,4]	Latin Healthcare Fund	278,111
1,142,500	[1,2]	Legend Biotech Corp., ADR	53,971,700
500,000	[1,2]	Lyell Immunopharma, Inc.	2,785,000
1,515,000	[1,2]	Merus N.V.	36,632,700
650,000	[1]	Minerva Neurosciences, Inc.	1,735,500
51,000	[1]	Mirati Therapeutics, Inc.	3,284,400
200,000	[1,2]	Morphic Holding, Inc.	5,294,000
25,000	[1]	Natera, Inc.	1,175,000
530,000	[1]	Orchard Therapeutics PLC	280,900
6,930,000	[1]	Orchard Therapeutics PLC, ADR	3,672,900
2,100,000	[1]	Otonomy, Inc.	3,003,000
1,356,000	[1]	Regulus Therapeutics, Inc.	2,183,160
180,000	[1]	Repligen Corp.	38,404,800

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,215,300	[1]	Rezolute, Inc.	$ 10,063,889
3,600,000	[1,2]	Rhythm Pharmaceuticals, Inc.	45,360,000
358,200	[1,2]	Sarepta Therapeutics, Inc.	33,294,690
1,540,000	[1,2]	Scynexis, Inc.	3,557,400
11,990,000	[1]	Seres Therapeutics, Inc.	49,278,900
959,018	[1]	Soteira, Inc.	0
59,700		Stryker Corp.	12,820,575
305,982	[1,2]	Surgery Partners, Inc.	12,049,571
418,500	[1]	Tandem Diabetes Care, Inc.	27,708,885
400,000	[1]	Turning Point Therapeutics, Inc.	29,992,000
1,500,000	[1]	Ultragenyx Pharmaceutical, Inc.	79,920,000
500,000	[1]	Veeva Systems, Inc.	111,790,000
870,000	[1,2]	Verve Therapeutics, Inc.	21,419,400
8,400,000	[1]	Zai Lab Ltd.	34,173,575
505,000	[1]	Zentalis Pharmaceuticals, LLC	14,746,000
		TOTAL	1,988,510,400
		Industrials—4.9%
1,370,000	[1]	CoStar Group, Inc.	99,448,300
125,000	[1]	Generac Holdings, Inc.	33,537,500
337,400		HEICO Corp.	53,211,354
623,300	[1]	Mercury Systems, Inc.	36,780,933
125,000		Trane Technologies PLC	18,373,750
241,000	[1]	Trex Co., Inc.	15,549,320
500,000	[1]	Upwork, Inc.	9,280,000
		TOTAL	266,181,157
		Information Technology—7.0%
32,800	[1]	Adobe, Inc.	13,451,936
350,000	[1]	Advanced Micro Devices, Inc.	33,064,500
41,600	[1]	Ansys, Inc.	11,605,984
200,000	[1]	Coupa Software, Inc.	13,084,000
8,719	[1]	CS Disco, Inc.	213,964
114,966	[1]	Domo, Inc.	3,220,198
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,750,000	[1,2]	GDS Holdings Ltd., ADR	48,440,000
570,000		Marvell Technology, Inc.	31,737,600
275,000	[1]	Q2 Holdings, Inc.	12,072,500
300,000	[1,2]	Radware Ltd.	6,939,000
264,660	[1]	Rapid7, Inc.	16,930,300
75,000	[1]	Salesforce, Inc.	13,801,500
3,751	[1,3,4]	Sensable Technologies, Inc.	0
75,000	[1]	ServiceNow, Inc.	33,499,500
615,000	[1]	Shopify, Inc.	21,420,450
170,000	[1]	Splunk, Inc.	17,664,700
190,800	[1]	Tyler Technologies, Inc.	76,129,200
1,500,000	[1]	WM Technology, Inc.	5,100,000
150,000	[1]	Workday, Inc.	23,265,000
		TOTAL	381,640,332
		Materials—4.7%
1,150,000	[4]	Agnico Eagle Mines Ltd.	49,438,500
100,000		Albemarle Corp.	24,431,000
1,825,000		Barrick Gold Corp.	28,725,500
107,900		Eagle Materials, Inc.	13,643,955
1,100,000		Newmont Corp.	49,808,000
272,500		Sherwin-Williams Co.	65,928,650

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
226,200		Westlake Corp.	$ 22,018,308
		TOTAL	253,993,913
		Real Estate—5.7%
600,000		Americold Realty Trust, Inc.	19,650,000
275,000		Crown Castle International Corp.	49,681,500
700,000		Easterly Government Properties, Inc.	14,189,000
350,000		National Storage Affiliates Trust	19,194,000
1,600,000		Physicians Realty Trust	28,432,000
425,000		ProLogis, Inc.	56,338,000
270,000	[1]	Ryman Hospitality Properties	23,905,800
700,000		STAG Industrial, Inc.	22,946,000
150,000		Sun Communities, Inc.	24,594,000
1,500,000		VICI Properties, Inc.	51,285,000
		TOTAL	310,215,300
		Utilities—1.3%
800,000		NextEra Energy, Inc.	67,592,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,782,453,470)	4,487,419,291
		U.S. TREASURY—1.4%
		U.S. Treasury Notes—1.4%
$ 75,000,000		United States Treasury Note, 2.875%, 5/15/2032 (IDENTIFIED COST $75,237,322)	76,382,850
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
1,240,000		Regulus Therapeutics, Inc.	1,996,400
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,464,001)	1,996,400
		WARRANTS—0.2%
		Health Care—0.2%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	9,654
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	80
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	177,784
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	290,562
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	5,290,642
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	3,940,860
101,700	[1]	Scynexis, Inc., Warrants 3/8/2023	41
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	241,895
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	179,215
		TOTAL WARRANTS (IDENTIFIED COST $17,450,879)	10,130,733
		INVESTMENT COMPANIES—17.8%
93,442,697		Federated Hermes Government Obligations Fund, Premier Shares, 1.82%[5]	93,442,697
870,881,448		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[5]	870,446,007
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $964,006,932)	963,888,704
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $3,848,612,604)	5,539,817,978
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%	(122,587,922)
		TOTAL NET ASSETS—100%	$5,417,230,056

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 7/31/2022	Shares Held as of 7/31/2022	Dividend Income*
Health Care:
Akouos, Inc.	$1,380,000	$778,145	$—	$(7,204,287)	$—	$4,457,400	1,380,000	$—
Albireo Pharma, Inc.	$1,324,024	$—	$—	$(11,161,522)	$—	$27,526,459	1,324,024	$—
Alector, Inc.	$2,225,000	$—	$(2,754,050)	$(25,778,507)	$(3,077,943)	$22,739,500	2,225,000	$—
Amphastar Pharmaceuticals, Inc.	$1,135,000	$—	$(4,648,526)	$21,411,469	$2,013,013	$42,437,650	1,135,000	$—
AnaptysBio, Inc.	$1,080,000	$11,100,481	$—	$(7,668,449)	$—	$22,615,200	1,080,000	$—
Annexon, Inc.	$2,000,000	$8,027,243	$—	$(14,317,243)	$—	$10,020,000	2,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$1,971,300	$22,066,085	$—	$(49,428,850)	$—	$34,596,315	1,971,300	$—
aTyr Pharma, Inc.	$2,265,000	$—	$—	$(11,506,200)	$—	$7,950,150	2,265,000	$—
Avidity Biosciences LLC**	$—	$—	$—	$—	$—	$18,326,250	1,125,000	$—
ContraFect Corp.	$—	$—	$—	$—	$—	$220,380	691,714	$—
Corcept Therapeutics, Inc.	$5,100,000	$27,387,611	$—	$51,278,389	$—	$146,166,000	5,100,000	$—
Dynavax Technologies Corp.	$7,869,131	$10,688,332	$(4,705,063)	$(38,275,734)	$(4,472,209)	$113,158,104	7,869,131	$—
Fusion Pharmaceuticals, Inc.	$500,000	$3,854,188	$—	$(2,684,188)	$—	$1,170,000	500,000	$—
Gamida Cell Ltd.**	$—	$—	$—	$—	$—	$2,505,000	1,500,000	$—
IDEAYA Biosciences, Inc.	$880,800	$—	$—	$(5,742,816)	$—	$13,141,536	880,800	$—
Merus N.V.	$1,515,000	$2,850,000	$(1,816,084)	$(5,767,753)	$(708,463)	$36,632,700	1,515,000	$—
Minerva Neurosciences, Inc.	$650,000	$—	$—	$(5,544,500)	$—	$1,735,500	650,000	$—
Orchard Therapeutics PLC	$—	$—	$—	$—	$—	$280,900	530,000	$—
Orchard Therapeutics PLC, ADR	$—	$—	$—	$—	$—	$3,672,900	6,930,000	$—
Otonomy, Inc.	$2,100,000	$—	$—	$(1,407,000)	$—	$3,003,000	2,100,000	$—
Regulus Therapeutics, Inc.	$—	$4,464,000	$—	$(2,467,600)	$—	$1,996,400	1,240,000	$—
Regulus Therapeutics, Inc.	$—	$4,881,600	$—	$(2,698,440)	$—	$2,183,160	1,356,000	$—
Rezolute, Inc.	$—	$—	$—	$—	$—	$10,063,889	3,215,300	$—
Rezolute, Inc., Warrants 1/1/2099	$—	$—	$—	$—	$—	$177,784	56,800	$—
Rezolute, Inc., Warrants 10/8/2027	$—	$—	$—	$—	$—	$290,562	200,970	$—
Rezolute, Inc., Warrants 12/31/2099	$—	$—	$—	$—	$—	$5,290,642	1,690,301	$—
Rhythm Pharmaceuticals, Inc.	$3,600,000	$33,884,544	$(1,985,023)	$14,114,919	$(5,414,977)	$45,360,000	3,600,000	$—
Scynexis, Inc.	$—	$—	$—	$—	$—	$3,557,400	1,540,000	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$—	$—	$—	$—	$3,940,860	1,706,000	$—
Scynexis, Inc., Warrants 3/8/2023	$—	$—	$—	$—	$—	$41	101,700	$—
Scynexis, Inc., Warrants 4/26/2029	$—	$—	$—	$—	$—	$241,895	167,251	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—	$—	$—	$179,215	853,000	$—
Seres Therapeutics, Inc.	$11,990,000	$19,467,932	$(924,794)	$(5,261,354)	$(482,884)	$49,278,900	11,990,000	$—
Soteira, Inc.	$959,018	$—	$—	$—	$—	$—	959,018	$—
Ultragenyx Pharmaceutical, Inc.	$1,500,000	$—	$(12,670,431)	$(51,844,249)	$3,449,080	$79,920,000	1,500,000	$—
Information Technology:
Domo, Inc.**	$114,966	$—	$(6,008,379)	$(6,563,804)	$(10,712,619)	$3,220,198	114,966	$—
WM Technology, Inc.**	$—	$—	$—	$—	$—	$5,100,000	1,500,000	$—
Affiliated issuers no longer in the portfolio at period end	$21,895,018	$62,698,077	$(19,051,292)	$26,183,401	$(18,921,698)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$72,054,257	$212,148,238	$(54,563,642)	$(142,334,318)	$(38,328,700)	$723,155,890	74,563,275	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2022, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$66,719,105	$608,215,159	$674,934,264
Purchases at Cost	$625,322,043	$1,926,117,381	$2,551,439,424
Proceeds from Sales	$(598,598,451)	$(1,663,558,627)	$(2,262,157,078)
Change in Unrealized Appreciation/Depreciation	N/A	$(157,696)	$(157,696)
Net Realized Gain/(Loss)	N/A	$(170,210)	$(170,210)
Value as of 7/31/2022	$93,442,697	$870,446,007	$963,888,704
Shares Held as of 7/31/2022	93,442,697	870,881,448	964,324,145
Dividend Income	$80,802	$2,016,136	$2,096,938
Gain Distributions Received	$—	$40,129	$40,129

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$127,839,761	$133,497,106

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2022, these restricted securities amounted to $54,583,471, which represented 1.0% of total net assets.

Additional information on restricted securities held at July 31, 2022, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/26/2018	$47,282,195	$49,438,500
Apollo Investment Fund V	5/18/2001	$0	$84,365
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$342,495
Immatics N.V.	6/30/2020	$4,000,000	$4,440,000
Latin Healthcare Fund	11/28/2000	$0	$278,111
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,715,837,212	$—	$4,264,212	$3,720,101,424
International	330,909,624	426,191,330	10,216,913	767,317,867
Preferred Stocks
Domestic	1,996,400	—	0	1,996,400
Debt Securities:
U.S. Treasury	—	76,382,850	—	76,382,850
Warrants	5,468,426	4,662,307	—	10,130,733
Investment Companies	963,888,704	—	—	963,888,704
TOTAL SECURITIES	$5,018,100,366	$507,236,487	$14,481,125	$5,539,817,978

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt